Acquisitions - Acquisition of Logitel Offshore Holding AS - Additional Information (Detail)			1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2014 USD ($) MaintenanceAndSafety	Aug. 11, 2014 USD ($) MaintenanceAndSafety	Aug. 31, 2014 USD ($) MaintenanceAndSafety	Jun. 30, 2015	Dec. 31, 2015 USD ($) MaintenanceAndSafety	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Revenues					$ 1,229,413,000	$ 1,019,539,000	$ 930,739,000
Net income (loss)					100,143,000	17,656,000	$ 71,915,000
UMS Segment [Member]
Business Acquisition [Line Items]
Revenues					$ 28,334,000
Scheduled For Delivery [Member]
Business Acquisition [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety					3
Logitel Offshore Holding [Member]
Business Acquisition [Line Items]
Percentage of noncontrolling interest acquired	100.00%	100.00%	100.00%
Portion of purchase price paid in cash		$ 4,000,000	$ 4,000,000
Potential additional cash amount	$ 27,600,000	$ 27,600,000	$ 27,600,000
Number of units for maintenance and safety | MaintenanceAndSafety		3	3
Expected cost of project		$ 596,000,000	$ 596,000,000
Partnership interest on unpaid balance				5.00%
Debt conversion, description					If the fourth of six options with COSCO is not exercised by its option expiry date on November 30, 2016, Sevan has a one-time option to receive the remaining two options with COSCO.
Revenues						0
Net income (loss)						$ (1,000,000)
Logitel Offshore Holding [Member] | UMS Segment [Member]
Business Acquisition [Line Items]
Delivery option exercised period				120 days
Delivery Option exercised additional period				2 years
Logitel Offshore Holding [Member] | Order or Production Backlog [Member]
Business Acquisition [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety			6
Assumption of obligations		30,000,000
Repayment of non-interest bearing amount on bond		30,000,000			$ 10,000,000
Debt, repayment terms					within six months of delivery of each of the three UMS ordered from COSCO, for a total of $30.0 million.,
Logitel Offshore Holding [Member] | Order or Production Backlog [Member] | UMS Segment [Member]
Business Acquisition [Line Items]
Assumption of obligations			$ 30,000,000
Logitel Offshore Holding [Member] | Newbuildings [Member] | Cancellation Potential [Member]
Business Acquisition [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety	2
Logitel Offshore Holding [Member] | Newbuildings [Member] | Maximum [Member] | UMS Segment [Member]
Business Acquisition [Line Items]
Delivery option exercised period				1 year
Logitel Offshore Holding [Member] | Newbuildings [Member] | Order or Production Backlog [Member]
Business Acquisition [Line Items]
Repayment of non-interest bearing amount on bond		10,000,000
Logitel Offshore Holding [Member] | Newbuildings [Member] | Additional Order Or Production Backlog [Member] | Maximum [Member]
Business Acquisition [Line Items]
Repayment of non-interest bearing amount on bond		$ 11,900,000
Logitel Offshore Holding [Member] | Scheduled For Delivery [Member]
Business Acquisition [Line Items]
Operating lease arrangement period, lessor					3 years
Logitel Offshore Holding [Member] | Scheduled For Delivery [Member] | Order or Production Backlog [Member]
Business Acquisition [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety			1